Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Index Funds
Entity Central Index Key	0000036405
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000007773
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	Investor Shares
Trading Symbol	VFINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
AssetsNet	$ 1,490,277,000,000
Holdings Count | Holding	540
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,490,277
Number of Portfolio Holdings	540
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	9.8%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Energy	3.0%
Financials	13.9%
Health Care	9.3%
Industrials	8.6%
Information Technology	33.1%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092055
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	ETF Shares
Trading Symbol	VOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[2]
AssetsNet	$ 1,490,277,000,000
Holdings Count | Holding	540
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,490,277
Number of Portfolio Holdings	540
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	9.8%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Energy	3.0%
Financials	13.9%
Health Care	9.3%
Industrials	8.6%
Information Technology	33.1%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007774
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[3]
AssetsNet	$ 1,490,277,000,000
Holdings Count | Holding	540
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,490,277
Number of Portfolio Holdings	540
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	9.8%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Energy	3.0%
Financials	13.9%
Health Care	9.3%
Industrials	8.6%
Information Technology	33.1%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000170274
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VFFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[4]
AssetsNet	$ 1,490,277,000,000
Holdings Count | Holding	540
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$1,490,277
Number of Portfolio Holdings	540
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Communication Services	9.8%
Consumer Discretionary	10.4%
Consumer Staples	5.5%
Energy	3.0%
Financials	13.9%
Health Care	9.3%
Industrials	8.6%
Information Technology	33.1%
Materials	1.9%
Real Estate	2.0%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007775
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	Investor Shares
Trading Symbol	VIVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[5]
AssetsNet	$ 195,517,000,000
Holdings Count | Holding	353
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$195,517
Number of Portfolio Holdings	353
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	2.4%
Consumer Discretionary	8.9%
Consumer Staples	9.3%
Energy	6.5%
Financials	22.8%
Health Care	13.9%
Industrials	16.2%
Real Estate	2.9%
Technology	7.2%
Telecommunications	3.7%
Utilities	5.9%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007778
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	ETF Shares
Trading Symbol	VTV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[6]
AssetsNet	$ 195,517,000,000
Holdings Count | Holding	353
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$195,517
Number of Portfolio Holdings	353
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	2.4%
Consumer Discretionary	8.9%
Consumer Staples	9.3%
Energy	6.5%
Financials	22.8%
Health Care	13.9%
Industrials	16.2%
Real Estate	2.9%
Technology	7.2%
Telecommunications	3.7%
Utilities	5.9%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007776
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VVIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[7]
AssetsNet	$ 195,517,000,000
Holdings Count | Holding	353
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$195,517
Number of Portfolio Holdings	353
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	2.4%
Consumer Discretionary	8.9%
Consumer Staples	9.3%
Energy	6.5%
Financials	22.8%
Health Care	13.9%
Industrials	16.2%
Real Estate	2.9%
Technology	7.2%
Telecommunications	3.7%
Utilities	5.9%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007777
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[8]
AssetsNet	$ 195,517,000,000
Holdings Count | Holding	353
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$195,517
Number of Portfolio Holdings	353
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	2.4%
Consumer Discretionary	8.9%
Consumer Staples	9.3%
Energy	6.5%
Financials	22.8%
Health Care	13.9%
Industrials	16.2%
Real Estate	2.9%
Technology	7.2%
Telecommunications	3.7%
Utilities	5.9%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007783
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	Investor Shares
Trading Symbol	VIGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[9]
AssetsNet	$ 311,870,000,000
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$311,870
Number of Portfolio Holdings	169
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	0.4%
Consumer Discretionary	18.8%
Consumer Staples	0.2%
Energy	0.6%
Financials	2.9%
Health Care	5.4%
Industrials	8.9%
Real Estate	1.3%
Technology	60.4%
Telecommunications	0.8%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007786
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VUG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[10]
AssetsNet	$ 311,870,000,000
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$311,870
Number of Portfolio Holdings	169
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	0.4%
Consumer Discretionary	18.8%
Consumer Staples	0.2%
Energy	0.6%
Financials	2.9%
Health Care	5.4%
Industrials	8.9%
Real Estate	1.3%
Technology	60.4%
Telecommunications	0.8%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007784
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VIGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[11]
AssetsNet	$ 311,870,000,000
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$311,870
Number of Portfolio Holdings	169
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	0.4%
Consumer Discretionary	18.8%
Consumer Staples	0.2%
Energy	0.6%
Financials	2.9%
Health Care	5.4%
Industrials	8.9%
Real Estate	1.3%
Technology	60.4%
Telecommunications	0.8%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007785
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[12]
AssetsNet	$ 311,870,000,000
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$311,870
Number of Portfolio Holdings	169
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	0.4%
Consumer Discretionary	18.8%
Consumer Staples	0.2%
Energy	0.6%
Financials	2.9%
Health Care	5.4%
Industrials	8.9%
Real Estate	1.3%
Technology	60.4%
Telecommunications	0.8%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007787
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	Investor Shares
Trading Symbol	VLACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[13]
AssetsNet	$ 61,238,000,000
Holdings Count | Holding	472
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$61,238
Number of Portfolio Holdings	472
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	1.2%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.0%
Financials	11.2%
Health Care	8.8%
Industrials	11.6%
Real Estate	1.9%
Technology	38.8%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007790
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	ETF Shares
Trading Symbol	VV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[14]
AssetsNet	$ 61,238,000,000
Holdings Count | Holding	472
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$61,238
Number of Portfolio Holdings	472
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	1.2%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.0%
Financials	11.2%
Health Care	8.8%
Industrials	11.6%
Real Estate	1.9%
Technology	38.8%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007788
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VLCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[15]
AssetsNet	$ 61,238,000,000
Holdings Count | Holding	472
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$61,238
Number of Portfolio Holdings	472
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	1.2%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.0%
Financials	11.2%
Health Care	8.8%
Industrials	11.6%
Real Estate	1.9%
Technology	38.8%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007789
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VLISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[16]
AssetsNet	$ 61,238,000,000
Holdings Count | Holding	472
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$61,238
Number of Portfolio Holdings	472
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Basic Materials	1.2%
Consumer Discretionary	14.6%
Consumer Staples	4.0%
Energy	3.0%
Financials	11.2%
Health Care	8.8%
Industrials	11.6%
Real Estate	1.9%
Technology	38.8%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.